FLAG INVESTORS COMMUNICATIONS FUND, INC. (`COMMUNICATIONS')
   CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES, DATED SEPTEMBER 29, 2000
FLAG INVESTORS VALUE BUILDER FUND, INC. (`VALUE BUILDER')
   CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES, DATED AUGUST 1, 2000
FLAG INVESTORS EQUITY PARTNERS FUND, INC. (`EQUITY PARTNERS')
   CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES, DATED OCTOBER 1, 2000
FLAG INVESTORS CASH RESERVE PRIME SHARES
   CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES DATED AUGUST 1, 2000 FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.
   CLASS A SHARES, CLASS B SHARES AND INSTITUTIONAL SHARES, DATED MAY 1, 2000 FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND, INC.
   CLASS A SHARES AND INSTITUTIONAL SHARES, DATED MAY 1, 2000
FLAG INVESTORS EMERGING GROWTH FUND, INC.
   CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES, DATED MARCH 1, 2001
FLAG INVESTORS INTERNATIONAL EQUITY FUND
   CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES, DATED MARCH 1, 2001
FLAG INVESTORS MANAGED MUNICIPAL FUND
   CLASS A SHARES, DATED MARCH 1, 2000
FLAG INVESTORS TOTAL RETURN US TREASURY FUND
   CLASS A SHARES, DATED MARCH 1, 2001
FLAG INVESTORS TOP 50 WORLD
   CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES, DATED JANUARY 1, 2001 FLAG INVESTORS TOP 50 US
   CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES, DATED JANUARY 1, 2001 FLAG INVESTORS TOP 50 ASIA
   CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES, DATED JANUARY 1, 2001 FLAG INVESTORS TOP 50 EUROPE
   CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES, DATED JANUARY 1, 2001 FLAG INVESTORS EUROPEAN MID-CAP FUND
   CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES, DATED JANUARY 1, 2001 FLAG INVESTORS JAPANESE EQUITY FUND
   CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES, DATED JANUARY 1, 2001

SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION,
AS DATED ABOVE
--------------------------------------------------------------------------------

     Effective May 7, 2001, the name of the `Flag Investors' family of mutual funds will change to `Deutsche Asset Management.' As of that date, all references to `Flag Investors' in the above Prospectuses and Statements of Additional Information should be replaced with `Deutsche Asset Management.' As part of this change, the `Flag Investors' in the name of each of the above will no longer be used, except for Communications, Value Builder and Equity Partners.

     Effective May 7, 2001, shareholders of each of the above funds also will be able to exercise their rights, subject to the terms listed in the applicable Prospectus, to exchange their fund shares for shares of any fund in the Deutsche Asset Management family of mutual funds, as appropriate share classes of these Deutsche Asset Management funds become available. For further information about exchanging your fund shares, contact the funds' Transfer Agent at
(800) 553-8080. For Fund information, call (800) 767-3524 or your securities dealer or servicing agent.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                   April 2, 2001

ICC Distributors, Inc. Distributor
SUPPFLAG                                                                [513122]